Reinsurance	12 Months Ended
Dec. 31, 2013
Reinsurance

(12)  Reinsurance

The Company primarily enters into reinsurance agreements to manage risk resulting from its life, annuity and accident and health businesses, as well as businesses the Company has chosen to exit.

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company generally retained between $50 and $1,500 coverage per individual life depending on the type of policy for the years ended December 31, 2013 and 2012.

On LTC business, the Company retains 90% of Limited Benefit Plans, and 90% on claims up through year eight and 20% on claims years nine and beyond for Lifetime Benefit Plans.

The Company monitors the financial exposure to the reinsurers, as well as evaluates the financial strength of the reinsurers on an ongoing basis.

The following table shows the net exposure to reinsurance receivables and recoverable at December 31:

	2013	2012
Reinsurance receivables	$126	123
Reinsurance recoverable	2,501	2,214
Reinsurance payables	(64)	(60)

Net reinsurance exposure	$2,563	2,277